Note 12 - Nonrecourse Debt (Details) - Future Minimum Principal Payments of Nonrecourse Debt (USD $)	Dec. 31, 2013
Note 12 - Nonrecourse Debt (Details) - Future Minimum Principal Payments of Nonrecourse Debt [Line Items]
2014	$ 910,612
2015	196,228
2016	196,968
2017	176,940
2018	289,836
Thereafter	2,263,645
Nonrecourse Debt [Member]
Note 12 - Nonrecourse Debt (Details) - Future Minimum Principal Payments of Nonrecourse Debt [Line Items]
2014	834,555
2015	888,267
2016	632,929
2017	569,060
2018	605,310
Thereafter	6,337,168
Total	$ 9,867,289